Shareholders Equity - CLP ($) $ in Thousands	Issued Capital	Reserves for currency exchange difference	Reserves of cash flow hedges	Reserves of gains and losses on defined benefit plan	Reserves of gains and losses investments of equity instruments	Reserves of gains and losses on remeasurement of financial asset available for sale	Other sundry reserves	Other reserves	Retained Earnings	Equity attributable to owners of the parent	Non-controlling interests	Total
Beginning balance, amount at Dec. 31, 2014	$ 84,178,790	$ 4,574,308	$ (11,514,013)	$ (113,501)	$ (8,001,185)	$ 237,346	$ 4,586,825	$ (10,230,220)	$ 367,635,107	$ 441,583,677	$ 1,397,146	$ 442,980,823
Statement Line Items [Line Items]
Profit									49,797,379	49,797,379	565,009	50,362,388
Other comprehensive income		9,531,432	(19,597,731)	7,965	(8,603,632)	(55,839)		(18,717,805)		(18,717,805)		(18,717,805)
Comprehensive income		9,531,432	(19,597,731)	7,965	(8,603,632)	(55,839)		(18,717,805)	49,797,379	31,079,574	565,009	31,644,583
Dividends									(19,951,909)	(19,951,909)		(19,951,909)
Total transactions with the owners of the Company									(19,951,909)	(19,951,909)		(19,951,909)
Increase (decrease) through transfers and other changes									(293)	(293)	(337,656)	(337,949)
Total changes in equity		9,531,432	(19,597,731)	7,965	(8,603,632)	(55,839)		(18,717,805)	29,845,177	11,127,372	227,353	11,354,725
Ending balance, amount at Dec. 31, 2015	84,178,790	14,105,740	(31,111,744)	(105,536)	(16,604,817)	181,507	4,586,825	(28,948,025)	397,480,284	452,711,049	1,624,499	454,335,548
Statement Line Items [Line Items]
Profit									47,931,093	47,931,093	598,495	48,529,588
Other comprehensive income		(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414		34,457,414		34,457,414
Comprehensive income		(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414	47,931,093	82,388,507	598,495	82,987,002
Dividends									(19,982,779)	(19,982,779)		(19,982,779)
Total transactions with the owners of the Company									(19,982,779)	(19,982,779)		(19,982,779)
Increase (decrease) through transfers and other changes									1,092,700	1,092,700	(725,851)	366,849
Total changes in equity		(8,261,816)	37,010,724	39,943	5,747,525	(181,993)	103,031	34,457,414	29,041,014	63,498,428	(127,356)	63,371,072
Ending balance, amount at Dec. 31, 2016	84,178,790	5,843,924	5,898,980	(65,593)	(10,857,292)	(486)	4,689,856	5,509,389	426,521,298	516,209,477	1,497,143	517,706,620
Statement Line Items [Line Items]
Profit									49,574,670	49,574,670	415,750	49,990,420
Other comprehensive income		(8,178,252)	4,684,710	80,195	6,304,251	(108,373)	(28,072)	2,754,459		2,754,459		2,754,459
Comprehensive income		(8,178,252)	4,684,710	80,195	6,304,251	(108,373)	(28,072)	2,754,459	49,574,670	52,329,129	415,750	52,744,879
Dividends									(20,140,835)	(20,140,835)		(20,140,835)
Total transactions with the owners of the Company									(20,140,835)	(20,140,835)		(20,140,835)
Increase (decrease) through transfers and other changes									(30,964)	(30,964)	(438,953)	(469,917)
Increase (decrease) through changes in ownership interest in subsidiaries that not result in loss of control											1,392,489	1,392,489
Total changes in equity		1,392,489	1,392,489
Ending balance, amount at Dec. 31, 2017	$ 84,178,790	$ (2,334,328)	$ 10,583,690	$ 14,602	$ (4,553,041)	$ (108,859)	$ 4,661,784	$ 8,263,848	$ 455,924,169	$ 548,366,807	$ 2,866,429	$ 551,233,236